ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited)

Shares		December 31, 2024 Fair Value
	Investments in Securities – 104.12%
	Common Stocks – 103.66%
	China – 3.61%
	Auto - Cars / Light Trucks – 1.00%
2,511,000	BYD Co Ltd, Class H	$86,178,799

	B2B / E-Commerce – 0.86%
6,871,800	Full Truck Alliance Co Ltd ADR	74,352,876

	E-Commerce / Products – 0.74%
1,848,781	JD.com Inc ADR (a)	64,097,237

	Real Estate Management / Services – 0.53%
2,462,410	KE Holdings Inc ADR	45,357,592

	Schools – 0.48%
630,891	New Oriental Education & Technology Group Inc ADR	40,490,584

	Total China (cost $236,088,584)	$310,477,088

	France – 8.71%
	Aerospace / Defense - Equipment – 8.71%
2,102,717	Airbus SE	337,012,316
1,880,204	Safran SA	412,948,358

	Total France (cost $488,104,665)	$749,960,674

	Germany – 5.99%
	Aerospace / Defense – 1.42%
365,494	MTU Aero Engines AG *	121,867,030

	Athletic Footwear – 1.09%
384,275	adidas AG	94,226,689

	Machinery - Electric Utility – 3.48%
5,739,859	Siemens Energy AG *	299,439,777

	Total Germany (cost $317,320,397)	$515,533,496

	Hong Kong – 1.17%
	Casino Hotels – 0.59%
12,005,000	Galaxy Entertainment Group Ltd	50,999,942

	E-Commerce / Services – 0.58%
2,546,000	Meituan, Class B *	49,720,737

	Total Hong Kong (cost $97,175,373)	$100,720,679

	Japan – 4.20%
	Audio/Video Products – 3.41%
13,681,500	Sony Group Corp	293,286,927

	Machinery - Electric Utility – 0.79%
2,723,500	Hitachi Ltd	68,226,136

	Total Japan (cost $211,731,766)	$361,513,063

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	Netherlands – 1.51%
	Medical - Biomedical / Genetics – 0.26%
36,850	Argenx SE ADR *	$22,662,750

	Semiconductor Equipment – 1.25%
155,137	ASML Holding NV	107,522,352

	Total Netherlands (cost $91,580,225)	$130,185,102

	Taiwan – 6.30%
	Semiconductor Components - Integrated Circuits – 6.30%
2,744,079	Taiwan Semiconductor Manufacturing Co Ltd ADR (a)	541,928,162

	Total Taiwan (cost $272,061,840)	$541,928,162

	United States – 70.40%
	Aerospace / Defense – 1.70%
115,632	TransDigm Group Inc (a)	146,538,121

	Aerospace / Defense - Equipment – 0.89%
343,820	General Electric Co (a)	57,345,738
779,783	Standardaero Inc *	19,307,427

		76,653,165

	Applications Software – 3.87%
790,466	Microsoft Corp (a)	333,181,419

	Building Product - Cement/Aggregate – 4.15%
377,587	Martin Marietta Materials Inc	195,023,686
627,569	Vulcan Materials Co	161,429,574

		356,453,260

	Coatings / Paint – 0.59%
149,809	Sherwin-Williams Co (a)	50,924,573

	Commercial Services – 1.51%
119,380	Cintas Corp (a)	21,810,726
343,499	Quanta Services Inc	108,562,859

		130,373,585

	Commercial Services - Finance – 0.90%
425,454	Block Inc * (a)	36,159,335
82,861	S&P Global Inc (a)	41,267,264

		77,426,599

	Computer Aided Design – 4.32%
744,002	Cadence Design Systems Inc * (a)	223,542,841
305,348	Synopsys Inc *	148,203,705

		371,746,546

	Computers – 1.44%
1,074,664	Dell Technologies Inc, Class C	123,844,279

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	United States – (continued)
	Diversified Manufacturing Operations – 0.30%
203,128	3M CO	$26,221,794

	E-Commerce / Products – 8.44%
3,312,038	Amazon.com Inc * (a)	726,628,017

	E-Commerce / Services – 3.28%
933,980	Expedia Group Inc *	174,028,493
1,795,380	Uber Technologies Inc *	108,297,322

		282,325,815

	Electric - Generation – 1.61%
621,086	Constellation Energy Corp	138,943,149

	Electronic Components – Semiconductors – 2.71%
1,095,896	Analog Devices Inc	232,834,064

	Electronic Connectors – 0.96%
1,184,158	Amphenol Corp, Class A (a)	82,239,773

	Enterprise Software / Services – 0.85%
962,977	SS&C Technologies Holdings Inc	72,974,397

	Finance - Credit Card – 4.87%
372,670	Mastercard Inc, Class A (a)	196,236,842
704,669	Visa Inc, Class A (a)	222,703,591

		418,940,433

	Finance - Other Services – 1.49%
861,654	Intercontinental Exchange Inc	128,395,063

	Independent Power Producer – 1.29%
807,890	Vistra Corp	111,383,794

	Internet Content - Entertainment – 8.30%
1,220,049	Meta Platforms Inc, Class A (a)	714,350,890

	Medical - Biomedical / Genetics – 2.12%
853,237	Akero Therapeutics Inc * (a)	23,737,053
3,463,712	BioCryst Pharmaceuticals Inc * (a)	26,047,114
417,953	Blueprint Medicines Corp * (a)	36,453,861
539,653	Keros Therapeutics Inc *	8,542,707
419,385	Sarepta Therapeutics Inc * (a)	50,993,022
875,711	Ultragenyx Pharmaceutical Inc * (a)	36,841,162

		182,614,919

	Medical - Drugs – 0.57%
1,920,283	ORIC Pharmaceuticals Inc *	15,496,684
1,147,095	PMV Pharmaceuticals Inc *	1,732,113
576,143	Rhythm Pharmaceuticals Inc * (a)	32,252,485

		49,481,282

	REITS - Diversified – 2.66%
209,129	American Tower Corp (a)	38,356,350
201,601	Equinix Inc	190,087,567

		228,443,917

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	United States – (continued)
	Retail - Apparel / Shoes – 0.62%
349,230	Ross Stores Inc (a)	$52,828,022

	Retail - Building Products – 0.64%
219,698	Lowe’s Cos Inc (a)	54,221,466

	Retail - Major Department Store – 2.59%
1,847,439	TJX Companies Inc	223,189,106

	Retail - Restaurants – 0.70%
491,999	Chipotle Mexican Grill Inc * (a)	29,667,540
227,694	Yum! Brands Inc	30,547,427

		60,214,967

	Semiconductor Equipment – 7.03%
466,589	KLA Corp	294,007,061
3,043,658	Lam Research Corp (a)	219,843,417
726,802	Teradyne Inc (a)	91,518,908

		605,369,386

	Total United States (cost $3,195,570,464)	$6,058,741,801

	Uruguay – 1.77%
	E-Commerce / Services – 1.77%
89,574	MercadoLibre Inc * (a)	$152,315,213

	Total Uruguay (cost $41,204,936)	$152,315,213

	Total Common Stocks (cost $4,950,838,250)	$8,921,375,278

	Short-Term Securities – 0.46%
	United States – 0.46%
39,918,710	Dreyfus Treasury Obligations Cash Management, Institutional Shares, 4.41% (a) (b)	$39,918,710

	Total United States (cost $39,918,710)	$39,918,710

	Total Short-Term Securities (cost $39,918,710)	$39,918,710

	Total Investments in Securities (cost $4,990,756,960) – 104.12%	$8,961,293,988

	Other Liabilities in Excess of Assets – (4.12%)	(354,719,225)

	Net Assets – 100.00%	$8,606,574,763

(a)	Partially or wholly held in a pledged account at the Custodian as collateral for securities sold, not yet purchased.
(b)	Money market fund; interest rate reflects seven-day effective yield on December 31, 2024. $39,106,587 is pledged in a collateral account by the Custodian for Total Return Swap Contracts.
*	Non-income producing security.
ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)

Investments in Securities - By Industry	December 31, 2024 Percentage of Net Assets (%)
Aerospace / Defense	3.12
Aerospace / Defense - Equipment	9.60
Applications Software	3.87
Athletic Footwear	1.09
Audio/Video Products	3.41
Auto - Cars / Light Trucks	1.00
B2B / E-Commerce	0.86
Building Product - Cement/Aggregate	4.15
Casino Hotels	0.59
Coatings / Paint	0.59
Commercial Services	1.51
Commercial Services - Finance	0.90
Computer Aided Design	4.32
Computers	1.44
Diversified Manufacturing Operations	0.30
E-Commerce / Products	9.18
E-Commerce / Services	5.63
Electric - Generation	1.61
Electronic Components - Semiconductors	2.71

Investments in Securities - By Industry	December 31, 2024 Percentage of Net Assets (%)
Electronic Connectors	0.96
Enterprise Software / Services	0.85
Finance - Credit Card	4.87
Finance - Other Services	1.49
Independent Power Producer	1.29
Internet Content - Entertainment	8.30
Machinery - Electric Utility	4.27
Medical - Biomedical / Genetics	2.38
Medical - Drugs	0.57
Real Estate Management / Services	0.53
REITS - Diversified	2.66
Retail - Apparel / Shoes	0.62
Retail - Building Products	0.64
Retail - Major Department Store	2.59
Retail - Restaurants	0.70
Schools	0.48
Semiconductor Components - Integrated Circuits	6.30
Semiconductor Equipment	8.28
Short-Term Securities	0.46

Total Investments in Securities	104.12%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited)

Notional Amount (USD)	Contracts		December 31, 2024 Fair Value
		Purchased Options – 8.18%
		Equity Options – 8.05%
		Equity Call Options – 5.12%
		Australia – 0.12%
		Enterprise Software / Services – 0.12%
$ 84,755,000	3,685	Atlassian Corp, Class A, 03/21/2025, $230.00	$11,294,524

		Total Australia (cost $14,640,576)	$11,294,524

		Taiwan – 0.67%
		Semiconductor Components - Integrated Circuits – 0.67%
439,164,000	24,398	Taiwan Semiconductor Manufacturing Co Ltd ADR, 02/21/2025, $180.00	57,396,294

		Total Taiwan (cost $60,458,711)	$57,396,294

		United States – 4.33%
		Applications Software – 0.94%
497,421,000	12,282	Microsoft Corp, 02/21/2025, $405.00	33,867,615
215,072,000	2,444	ServiceNow Inc, 02/21/2025, $880.00	46,961,460

			80,829,075

		Casino Hotels – 0.30%
99,202,500	22,045	Las Vegas Sands Corp, 03/21/2025, $45.00	17,470,663
124,180,000	14,192	Wynn Resorts Ltd, 03/21/2025, $87.50	8,266,840

			25,737,503

		E-Commerce / Products – 0.65%
376,233,000	19,294	Amazon.com Inc, 02/21/2025, $195.00	55,663,189

		E-Commerce / Services – 0.45%
181,815,000	391	Booking Holdings Inc, 03/21/2025, $4,650.00	18,877,480
242,632,500	14,705	Doordash Inc, Class A, 03/21/2025, $165.00	20,109,088

			38,986,568

		Electronic Components - Semiconductors – 1.33%
123,795,000	5,895	Broadcom Inc, 03/21/2025, $210.00	19,851,413
786,137,500	62,891	NVIDIA Corp, 02/21/2025, $125.00	94,493,728

			114,345,141

		Hotels & Motels – 0.66%
227,199,000	10,819	Hilton Worldwide Holdings In, 04/17/2025, $210.00	46,143,035
98,332,000	3,782	Marriott International Inc, Class A, 04/17/2025, $260.00	10,759,790

			56,902,825

		Total United States (cost $377,333,901)	$372,464,301

		Total Equity Call Options (cost $452,433,188)	$441,155,119

		Equity Put Options – 2.93%
		United States – 2.93%
		Growth & Income - Large Cap – 1.11%
2,214,498,500	40,633	SPDR S&P 500 ETF Trust, 06/20/2025, $545.00	42,684,967
2,132,670,500	39,863	SPDR S&P 500 ETF Trust, 09/19/2025, $535.00	52,619,160

			95,304,127

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (continued)

Notional Amount (USD)	Contracts			December 31, 2024 Fair Value
		Equity Put Options (continued)
		United States (continued)
		Sector Fund - Technology – 1.82%
$ 3,658,050,990	78,705	Invesco QQQ Trust Series 1, 06/20/2025, $464.78		$90,156,578

2,190,816,000	45,642	Invesco QQQ Trust Series 1, 06/20/2025, $480.00		66,637,320

				156,793,898

		Total United States (cost $223,679,322)		$252,098,025

		Total Equity Put Options (cost $223,679,322)		$252,098,025

		Total Equity Options (cost $676,112,510)		$693,253,144

		Currency Put Options – 0.13%
		United States – 0.13%
		Currency – 0.13%	Counterparty
165,248,475	165,248,475	USD / BRL, 06/20/2025, $6.20	Merrill Lynch Professional Clearing Corp	9,605,997
206,355,772	206,355,772	USD / CNH, 06/20/2025, $7.65	Merrill Lynch Professional Clearing Corp	926,282

		Total United States (cost $5,707,894)		$10,532,279

		Total Currency Put Options (cost $5,707,894)		$10,532,279

		Total Purchased Options (cost $681,820,404)		$703,785,423

ADR	American Depositary Receipt
BRL	Brazilian Real
CNH	Chinese Renminbi Yuan
ETF	Exchange Traded Fund
SPDR	Standard & Poor’s Depositary Receipts
USD	United States Dollar

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF PURCHASED OPTIONS (Unaudited) (concluded)

Purchased Options - By Industry	December 31, 2024 Percentage of Net Assets (%)
Applications Software	0.94
Casino Hotels	0.30
Currency	0.13
E-Commerce / Products	0.65
E-Commerce / Services	0.45
Electronic Components - Semiconductors	1.33

Purchased Options - By Industry	December 31, 2024 Percentage of Net Assets (%)
Enterprise Software / Services	0.12
Growth & Income - Large Cap	1.11
Hotels & Motels	0.66
Sector Fund - Technology	1.82
Semiconductor Components - Integrated Circuits	0.67

Total Purchased Options	8.18%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited)

Shares		December 31, 2024 Fair Value
	Securities Sold, Not Yet Purchased – 36.46%
	Common Stocks – 36.46%
	Australia – 0.76%
	Enterprise Software / Services – 0.76%
269,014	Atlassian Corp, Class A	$65,472,628

	Total Australia (proceeds $68,782,276)	$65,472,628

	Canada – 0.00%
	Medical - Drugs – 0.00%
15,956	Canopy Growth Corp	43,719

	Total Canada (proceeds $3,608,121)	$43,719

	China – 2.11%
	Auto - Cars / Light Trucks – 0.54%
3,682,010	NIO Inc ADR	16,053,564
2,578,654	XPeng Inc ADR	30,479,690

		46,533,254

	E-Commerce / Products – 0.19%
196,536	Alibaba Group Holding Ltd, ADR	16,664,287

	Internet Content - Information / Networks – 1.36%
737,020	Bilibili Inc-Sponsored, ADR	13,347,432
9,823,300	Kuaishou Technology	52,290,946
965,300	Tencent Holdings Ltd	51,819,347

		117,457,725

	Metal Processors & Fabrication – 0.01%
2,322,097	China Zhongwang Holdings Ltd	502,208

	Retail - Drug Store – 0.01%
1,088,000	Ping An Healthcare and Technology Co Ltd	868,389

	Total China (proceeds $201,767,650)	$182,025,863

	France – 0.91%
	Computer Services – 0.57%
297,283	Capgemini SE	48,684,350

	REITS - Shopping Centers – 0.34%
393,826	Unibail-Rodamco-Westfield	29,655,712

	Total France (proceeds $77,164,784)	$78,340,062

	Germany – 0.38%
	Auto - Cars / Light Trucks – 0.38%
394,719	Bayerische Motoren Werke AG	32,281,616

	Total Germany (proceeds $33,536,331)	$32,281,616

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	Hong Kong – 0.18%
	Electric - Integrated – 0.18%
2,054,300	Power Assets Holdings Ltd	$14,333,648

	Total Hong Kong (proceeds $14,376,185)	$14,333,648

	India – 0.14%
	Computer Services – 0.14%
555,076	Infosys Ltd ADR	12,167,266

	Total India (proceeds $10,744,797)	$12,167,266

	Israel – 0.28%
	Auto / Truck Parts & Equipment - Original – 0.28%
1,228,368	Mobileye Global Inc, Class A	24,469,091

	Total Israel (proceeds $21,139,927)	$24,469,091

	Netherlands – 0.36%
	Semiconductor Components - Integrated Circuits – 0.36%
149,316	NXP Semiconductors NV	31,035,331

	Total Netherlands (proceeds $37,725,847)	$31,035,331

	Switzerland – 0.42%
	Electronic Components - Semiconductors – 0.14%
469,326	STMicroelectronics NV	11,719,070

	Medical - Drugs – 0.28%
247,120	Novartis AG ADR	24,047,247

	Total Switzerland (proceeds $38,862,902)	$35,766,317

	Thailand – 0.69%
	Diversified Manufacturing Operations – 0.69%
270,195	Fabrinet	59,410,477

	Total Thailand (proceeds $63,585,752)	$59,410,477

	United Kingdom – 0.28%
	Electronic Components - Semiconductors – 0.28%
197,016	ARM Holdings PLC ADR	24,303,894

	Total United Kingdom (proceeds $27,483,109)	$24,303,894

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	United States – 29.95%
	Advertising Agencies – 0.63%
630,043	Omnicom Group Inc	$54,208,900

	Advertising Services – 0.52%
1,601,741	Interpublic Group of Cos Inc	44,880,783

	Apparel Manufacturers – 0.13%
1,331,335	Hanesbrands Inc	10,837,067

	Auto - Cars / Light Trucks – 0.56%
4,829,152	Ford Motor Co	47,808,605

	Beverages - Non - alcoholic – 0.71%
1,159,488	Monster Beverage Corp	60,942,689

	Broadcasting Services / Programming – 0.08%
760,172	Warner Bros Discovery Inc	8,035,018

	Cable / Satellite TV – 1.10%
276,540	Charter Communications Inc, Class A	94,789,616

	Cellular Telecommunications – 0.89%
346,121	T-Mobile US Inc	76,399,288

	Commercial Banks - Eastern US – 0.26%
2,458,703	Valley National Bancorp	22,275,849

	Commercial Banks - Southern US – 0.32%
1,179,233	Regions Financial Corp	27,735,560

	Commercial Banks - Western US – 0.22%
395,535	Cathay General Bancorp	18,831,421

	Commercial Services - Finance – 1.06%
404,347	Global Payments Inc	45,311,125
872,837	H&R Block Inc	46,120,707

		91,431,832

	Computer Data Security – 0.82%
312,424	Qualys Inc	43,808,093
300,144	Rapid7 Inc	12,074,793
371,838	Tenable Holdings Inc	14,642,980

		70,525,866

	Computer Services – 1.07%
1,030,710	Cognizant Technology Solutions Corp, Class A	79,261,599
294,810	Genpact Ltd	12,662,090

		91,923,689

	Computer Software – 0.30%
573,560	Dropbox Inc, Class A	17,229,742
273,220	Teradata Corp	8,510,803

		25,740,545

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	United States – (continued)
	Consumer Products - Miscellaneous – 0.82%
538,610	Kimberly-Clark Corp	$70,579,454

	Cruise Lines – 0.17%
64,367	Royal Caribbean Cruises Ltd	14,848,823

	Data Processing / Management – 0.51%
22,110	Fair Isaac Corp	44,019,462

	Diagnostic Equipment – 0.45%
73,676	Thermo Fisher Scientific Inc	38,328,465

	Electronic Components - Semiconductors – 3.94%
859,753	Advanced Micro Devices Inc	103,849,565
824,895	GLOBALFOUNDRIES Inc	35,396,244
1,179,117	Microchip Technology Inc	67,622,360
94,549	Monolithic Power Systems Inc	55,944,643
404,933	Texas Instruments Inc	75,928,987

		338,741,799

	Enterprise Software / Services – 0.43%
176,519	Veeva Systems Inc, Class A	37,113,120

	Food - Miscellaneous / Diversified – 2.62%
994,336	Conagra Brands Inc	27,592,824
1,323,140	General Mills Inc	84,376,638
1,858,825	Kraft Heinz Co	57,084,516
1,340,137	The Campbell’s Company	56,124,938

		225,178,916

	Hotels & Motels – 1.13%
687,068	Choice Hotels International Inc	97,549,915

	Investment Management / Advisory Services – 1.38%
884,109	Franklin Resources Inc	17,938,572
895,345	T Rowe Price Group Inc	101,254,566

		119,193,138

	Machinery - Electric Utility – 0.65%
491,347	Vertiv Holdings Co, Class A	55,821,933

	Machinery - Farm – 0.19%
201,208	Toro Co	16,116,761

	Medical - Biomedical / Genetics – 0.60%
196,830	Amgen Inc	51,301,771

	Medical - Drugs – 0.59%
349,380	Johnson & Johnson	50,527,336

	Real Estate Management / Services – 1.00%
487,282	Anywhere Real Estate Inc	1,608,031
202,611	CBRE Group Inc, Class A	26,600,798
679,637	CoStar Group Inc	48,655,213
693,292	Cushman & Wakefield PLC	9,068,259

		85,932,301

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (continued)

Shares		December 31, 2024 Fair Value
	Common Stocks – (continued)
	United States – (continued)
	REITS - Office Property – 2.02%
413,772	Brandywine Realty Trust	$2,317,123
672,070	BXP Inc	49,975,125
1,721,396	Douglas Emmett Inc	31,949,110
344,134	Hudson Pacific Properties Inc	1,042,726
557,551	Kilroy Realty Corp	22,552,938
294,810	SL Green Realty Corp	20,023,495
1,100,790	Vornado Realty Trust	46,277,212

		174,137,729

	REITS - Storage – 0.56%
160,239	Public Storage	47,981,966

	Retail - Major Department Store – 0.50%
1,774,269	Nordstrom Inc	42,848,596

	Retail - Miscellaneous / Diversified – 0.09%
800,932	Sally Beauty Holdings Inc	8,369,739

	Retail - Perfume & Cosmetics – 0.99%
196,643	Ulta Beauty Inc	85,525,940

	Retail - Regional Department Store – 0.51%
1,408,686	Kohl’s Corp	19,777,951
1,430,680	Macy’s Inc	24,221,412

		43,999,363

	Telephone - Integrated – 1.25%
2,316,919	AT&T Inc	52,756,246
1,365,774	Verizon Communications Inc	54,617,302

		107,373,548

	Transport - Services – 0.88%
270,633	FedEx Corp	76,137,182

	Total United States (proceeds $2,647,149,783)	$2,577,993,985

	Total Common Stocks (proceeds $3,245,927,464)	$3,137,643,897

	Total Securities Sold, Not Yet Purchased (proceeds $3,245,927,464)	$3,137,643,897

ADR	American Depositary Receipt
REITS	Real Estate Investment Trusts

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SECURITIES SOLD, NOT YET PURCHASED (Unaudited) (concluded)

Securities Sold, Not Yet Purchased - By Industry	December 31, 2024 Percentage of Net Assets (%)
Advertising Agencies	0.63
Advertising Services	0.52
Apparel Manufacturers	0.13
Auto - Cars / Light Trucks	1.48
Auto / Truck Parts & Equipment - Original	0.28
Beverages - Non - alcoholic	0.71
Broadcasting Services / Programming	0.08
Cable / Satellite TV	1.10
Cellular Telecommunications	0.89
Commercial Banks - Eastern US	0.26
Commercial Banks - Southern US	0.32
Commercial Banks - Western US	0.22
Commercial Services - Finance	1.06
Computer Data Security	0.82
Computer Services	1.78
Computer Software	0.30
Consumer Products - Miscellaneous	0.82
Cruise Lines	0.17
Data Processing / Management	0.51
Diagnostic Equipment	0.45
Diversified Manufacturing Operations	0.69
E-Commerce / Products	0.19
Electric - Integrated	0.18

Securities Sold, Not Yet Purchased - By Industry	December 31, 2024 Percentage of Net Assets (%)
Electronic Components - Semiconductors	4.36
Enterprise Software / Services	1.19
Food - Miscellaneous / Diversified	2.62
Hotels & Motels	1.13
Internet Content - Information / Networks	1.36
Investment Management / Advisory Services	1.38
Machinery - Electric Utility	0.65
Machinery - Farm	0.19
Medical - Biomedical / Genetics	0.60
Medical - Drugs	0.87
Metal Processors & Fabrication	0.01
Real Estate Management / Services	1.00
REITS - Office Property	2.02
REITS - Shopping Centers	0.34
REITS - Storage	0.56
Retail - Drug Store	0.01
Retail - Major Department Store	0.50
Retail - Miscellaneous / Diversified	0.09
Retail - Perfume & Cosmetics	0.99
Retail - Regional Department Store	0.51
Semiconductor Components - Integrated Circuits	0.36
Telephone - Integrated	1.25
Transport - Services	0.88

Total Securities Sold, Not Yet Purchased	36.46%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited)

Notional Amount (USD)	Maturity Date*		December 31, 2024 Unrealized Appreciation / Depreciation***

	Swap Contracts – 5.26%
	Total Return Swap Contracts - Appreciation – 5.98%
	Australia – 0.01%
	Commercial Banks Non-US – 0.01%
$(30,651,681)	12/23/2026	Commonwealth Bank of Australia	$853,684

Agreement with Morgan Stanley, dated 12/23/2014 to deliver the total return of the shares of Commonwealth Bank of Australia in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Australia		$853,684

	Japan – 0.48%
	Audio / Video Products – 0.16%
(34,392,870)	3/4/2026	Sharp Corp	14,328,522

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Sharp Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Semiconductor Equipment – 0.32%
(146,197,850)	3/4/2026	Tokyo Electron Ltd	27,256,817

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Tokyo Electron Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

	Total Japan		$41,585,339

	Spain – 0.05%
	Building - Heavy Construction – 0.05%
29,369,227	2/26/2027	Cellnex Telecom SA	4,064,012

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Cellnex Telecom SA in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Total Spain		$4,064,012

	Sweden – 0.04%
	Auto - Cars / Light Trucks – 0.04%
(7,447,913)	12/11/2026	Volvo Car AB, Class B	3,065,318

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Volvo Car AB, Class B in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.00%**.

	Total Sweden		$3,065,318

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	Taiwan – 0.23%
	Electronic Components - Miscellaneous – 0.01%
$(6,488,194)	3/4/2026	AUO Corp	$891,489

		Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of AUO Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.75%**.
	Power Conversion / Supply Equipment – 0.09%
56,224,199	3/4/2026	Delta Electronics Inc	8,322,883

Agreement with Morgan Stanley, dated 03/01/2010 to receive the total return of the shares of Delta Electronics Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.25%**.

	Semiconductor Components - Integrated Circuits – 0.13%
(22,404,526)	3/4/2026	Novatek Microelectronics Corp	429,107

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Novatek Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 4.50%**.

(52,034,058)	3/4/2026	United Microelectronics Corp	10,524,272

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of United Microelectronics Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 2.50%**.

	Total Taiwan		$20,167,751

	United Kingdom – 0.18%
	Aerospace / Defense – 0.16%
106,896,706	12/11/2026	Rolls-Royce Holdings PLC	14,042,336

Agreement with Morgan Stanley, dated 12/07/2012 to receive the total return of the shares of Rolls-Royce Holdings PLC in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.65%**.

	Food - Retail – 0.02%
(12,164,438)	12/11/2026	Marks & Spencer Group PLC	1,472,912

Agreement with Morgan Stanley, dated 12/07/2012 to deliver the total return of the shares of Marks & Spencer Group PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.30%**.

	Total United Kingdom		$15,515,248

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)	Maturity Date*		December 31, 2024 Unrealized Appreciation / Depreciation***

	Total Return Swap Contracts - Appreciation (continued)
	United States – 4.99%
	Private Equity – 0.91%
$53,443,487	3/4/2025	Carlyle Group Inc	$78,495,327

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Carlyle Group Inc in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Web Portals / ISP – 4.08%
87,086,696	3/4/2025	Alphabet Inc, Class A	350,858,981

Agreement with Morgan Stanley, dated 03/03/2014 to receive the total return of the shares of Alphabet Inc, Class A in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 0.45%**.

	Total United States		$429,354,308

	Total Return Swap Contracts - Appreciation ****		$514,605,660

	Total Return Swap Contracts - Depreciation – 0.72%
	Brazil – 0.29%
	Finance - Other Services – 0.29%
65,511,223	1/30/2026	B3 SA - Brasil Bolsa Balcao	$23,853,636

Agreement with Morgan Stanley, dated 01/30/2019 to receive the total return of the shares of B3 SA – Brasil Bolsa Balcao in exchange for an amount to be paid equal to the Daily Fed Funds Effective Rate plus 1.00%**.

	Total Brazil		$23,853,636

	Japan – 0.40%
	Office Automation & Equipment – 0.35%
(85,692,622)	3/4/2026	Canon Inc	19,357,683

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Canon Inc in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

(28,651,867)	3/4/2026	Ricoh Company Ltd	$10,426,119

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Ricoh Company Ltd in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

			29,783,802

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (continued)

Notional Amount (USD)		Maturity Date*		December 31, 2024 Unrealized Appreciation / Depreciation***

		Total Return Swap Contracts - Depreciation (continued)
		Japan (continued)
		Semiconductor Equipment – 0.05%
$(109,711,72	2)	3/4/2026	Advantest Corp	$5,065,503

Agreement with Morgan Stanley, dated 03/01/2010 to deliver the total return of the shares of Advantest Corp in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.40%**.

		Total Japan		$34,849,305

		United Kingdom – 0.03%
		Cosmetics & Toiletries – 0.03%
(48,704,49	5)	2/26/2027	Unilever PLC	2,873,690

Agreement with Morgan Stanley, dated 03/03/2014 to deliver the total return of the shares of Unilever PLC in exchange for an amount to be received equal to the Daily Fed Funds Effective Rate less 0.35%**.

		Total United Kingdom		$2,873,690

		Total Return Swap Contracts - Depreciation *****		$61,576,631

		Total Swap Contracts, net		$453,029,029

*	Per the terms of the executed swap agreement, no periodic payments are made. A single payment is made upon the maturity of the Total Return Swap Contracts.
**

The financing rate is made up of the Daily Fed Funds Effective Rate plus a variable rate. The Daily Fed Funds Effective Rate is the weighted average interest rate at which depository institutions (banks and credit unions) trade federal funds (balances held at Federal Reserve Banks) with each other overnight. The variable rate indicated is as of December 31, 2024.

***

The value of the Total Return Swap Contracts is the same as the unrealized appreciation/depreciation. For this reason the value has not been broken out separately. Additionally, there were no upfront payments or receipts related to any of the Total Return Swap Contracts transactions.

****

Includes all Total Return Swap Contracts in an appreciated position. The unrealized appreciation of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

*****

Includes all Total Return Swap Contracts in a depreciated position. The unrealized depreciation amounts of these contracts is included as part of Net unrealized appreciation on total return swap contracts in the Statement of Assets and Liabilities.

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

SCHEDULE OF SWAP CONTRACTS (Unaudited) (concluded)

Swap Contracts - By Industry	December 31, 2024 Percentage of Net Assets (%)
Aerospace / Defense	0.16
Audio / Video Products	0.16
Auto - Cars / Light Trucks	0.04
Building - Heavy Construction	0.05
Commercial Banks Non-US	0.01
Cosmetics & Toiletries	(0.03)
Electronic Components - Miscellaneous	0.01
Finance - Other Services	(0.29)

Swap Contracts - By Industry	December 31, 2024 Percentage of Net Assets (%)
Food - Retail	0.02
Office Automation & Equipment	(0.35)
Power Conversion / Supply Equipment	0.09
Private Equity	0.91
Semiconductor Components - Integrated Circuits	0.13
Semiconductor Equipment	0.27
Web Portals / ISP	4.08

Total Swap Contracts	5.26%

See accompanying notes to Schedule of Investments

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2024 (Unaudited)

1.	Fair Value Measurement

ACAP Strategic Fund (the “Fund”) follows ASC Topic 820, Fair Value Measurements and Disclosures (“ASC Topic 820”) for fair value measurement. ASC Topic 820 establishes a framework for measuring fair value and a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Over-the-counter financial derivative instruments, such as forward contracts and total return swaps, derive their values from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These derivative contracts that use valuation techniques and observable inputs as described above and in further detail below and have an appropriate level of market activity are categorized within Level 2 of the fair value hierarchy.

The Fund recognizes transfers into and out of levels indicated above at the end of the reporting period. There were no such transfers during the three months ended December 31, 2024.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

Additional information on the investments can be found in the Schedule of Investments, the Schedule of Purchased Options, the Schedule of Securities Sold, Not Yet Purchased and the Schedule of Swap Contracts.

The following table summarizes the fair value of assets and liabilities by the ASC 820 fair value hierarchy levels as of December 31, 2024.

	Level 1	Level 2	Level 3	Balance December 31, 2024
Assets
Investment Securities
Common Stocks	$8,921,375,278	$-	$-	$8,921,375,278
Short-Term Securities	39,918,710	-	-	39,918,710
Purchased Options	693,253,144	10,532,279	-	703,785,423
Net Unrealized Appreciation on
Total Return Swap Contracts	-	453,029,029	-	453,029,029

Total Assets	$9,654,547,132	$463,561,308	$-	$10,118,108,440

Liabilities
Securities Sold, Not Yet Purchased Common Stocks	$3,137,643,897	$-	$-	$3,137,643,897

Total Liabilities	$3,137,643,897	$-	$-	$3,137,643,897

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2024 (Unaudited) (continued)

2.	Portfolio Valuation

The value of the net assets of the Fund is determined on each business day as of the close of regular business of the New York Stock Exchange in accordance with the procedures set forth below or as may be determined from time to time pursuant to policies established by the Fund’s Board of Trustees (the “Board”).

Domestic and foreign exchange-traded equity securities (including listed warrants) traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their official closing price as reported on their primary exchange.

Domestic non-exchange traded equity securities are valued at their last reported price.

Total return swaps on equity securities are generally valued based upon the price for the reference asset, as determined in the manner specified above, as well as dividends on the reference equity security and accrued swap interest since the day of opening the position.

Fixed income, including convertible bonds, is generally valued using an evaluated bid price provided by an independent pricing agent. Evaluated bid prices provided by the pricing agent may be determined without exclusive reliance on quoted bid prices and may reflect factors such as relative credit information, observed market movements, sector news, maturity, reported trade frequencies and other market data. Money market instruments with a remaining maturity of 60 days or less may be valued at amortized cost (purchase price or last valuation, as applicable, adjusted for accretion of discount or amortization of premium) unless SilverBay Capital Management, LLC, investment adviser of the Fund (the “Adviser”) believes another valuation is more appropriate.

Options traded upon or dealt in one or more domestic or foreign securities exchanges are valued at their last reported mid price as reported on such exchange(s). Non-exchange traded options and currency options are valued using a combination of observable inputs and models.

Forward contracts are traded on the over-the-counter market. Forward contracts are valued using observable inputs, such as currency exchange rates or commodity prices, applied to notional amounts stated in the applicable contracts.

When market quotations are not readily available, if a market quotation is “stale”, or when the valuation methods mentioned above are not reflective of the fair value of an asset or a liability, fair value will be determined in good faith based on observable and unobservable inputs relevant to the valuation of the asset under the oversight of the Board (“Fair Value Determination”).

The Adviser monitors the continuing appropriateness of the valuation methodology being used for each security and other investment.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. London time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before the Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Fund or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be subject to Fair Value Determination taking into account the aforementioned factors, in good faith pursuant to procedures adopted by the Board. For the three months ended December 31, 2024, no portfolio securities or liabilities were subject to Fair Value Determination.

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks

a.	Total Return Swaps

The Adviser may use total return swaps to pursue the Fund’s investment objective of maximum capital appreciation. The Adviser may also use these swaps for hedging purposes. A swap is a contract under which two parties agree to make periodic payments to each other based on specified interest rates, an index or the value of some other instrument, applied to a stated notional amount. Swaps generally can be classified as interest rate swaps, currency swaps, commodity swaps, total return swaps or equity swaps, depending on the type of index or instrument used to calculate the payments. Such swaps would increase or decrease the Fund’s investment exposure to the particular interest rate, currency, commodity or equity involved.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return of other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security index or market.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2024 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

a.	Total Return Swaps (continued)

Most swap agreements entered into by the Fund require the calculation of the obligations of the parties to the agreements on a “net basis.” Consequently, current obligations (or rights) under a swap agreement generally will be equal to only the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Fund’s investment restriction concerning senior securities.

The Fund is subject to the market risk associated with changes in the value of the underlying investment or instrument, as well as exposure to credit risk associated with counterparty non-performance on swap contracts. The risk of loss with respect to swaps is limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund’s risk of loss generally consists of the net amount of payments that the Fund contractually is entitled to receive and/or the termination value at the end of the contract, which may be different than the amounts recorded on the Statement of Assets and Liabilities. Total return swaps are non-income producing instruments.

The Fund’s total return swap contract counterparty is Morgan Stanley & Co., Inc.

At December 31, 2024, the net amount of the fair value of the above-mentioned investments was $453,029,029.

b.	Call and Put Options on Individual Securities

The Fund may purchase call and put options in respect of specific securities, and may write and sell covered or uncovered call and put options for hedging purposes and non-hedging purposes to pursue its investment objective. A put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at a stated exercise price at any time prior to the expiration of the option. Similarly, a call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at a stated exercise price at any time prior to the expiration of the option. A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security. A covered put option written by the Fund is a put option with respect to which cash or liquid securities have been placed in a segregated account on the Fund’s books or with the Fund’s custodian to fulfill the obligation undertaken.

The Fund may close out a position when writing options by purchasing an option on the same security with the same exercise price and expiration date as the option that it has previously written on the security. The Fund will realize a profit or loss if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund would ordinarily make a similar “closing sale transaction,” which involves liquidating the Fund’s position by selling the option previously purchased, although the Fund would be entitled to exercise the option should it deem it advantageous to do so. The Fund may also invest in so-called “synthetic” options or other derivative instruments written by broker-dealers.

Options transactions may be effected on securities exchanges or in the over-the-counter market. Over-the-counter options purchased and sold by the Fund may also include options on baskets of specific securities. The use of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The Fund may buy and sell call and put options, including options on currencies. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price, and if the call option sold is not covered (for example, by owning the underlying asset), the Fund’s losses are potentially unlimited. Options may be traded over-the-counter or on a securities exchange. These transactions involve risks consisting of counterparty credit risk and leverage risk.

At December 31, 2024, the fair value of the above-mentioned investments was $693,253,144.

c.	Foreign Currency Transactions

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.

ACAP STRATEGIC FUND

NOTES TO SCHEDULE OF INVESTMENTS—DECEMBER 31, 2024 (Unaudited) (continued)

3.	Derivatives-Related Principal and Non-Principal Fund Investment Practices and Their Risks (continued)

c.	Foreign Currency Transactions (continued)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

The Fund may enter into forward contracts for hedging and non-hedging purposes to pursue its investment objective. These contracts represent obligations to purchase or to sell a specified amount of currency at a future date and at a specified price agreed to by the parties at the time they enter into the contracts and allow the Fund to “lock in” the US dollar prices of securities. However, there may be an imperfect correlation between the securities being purchased or sold and the forward contracts entered into, and there is a risk that a counterparty will be unable or unwilling to fulfill its obligations under the forward contract.

At December 31, 2024, the Fund held no positions of the above-mentioned investments.

The Fund may also seek to hedge against the decline in the value of a currency or, to the extent applicable, to enhance returns, through the use of currency options. Currency options are similar to options on securities. For example, in consideration for an option premium the writer of a currency option is obligated to sell (in the case of a call option) or purchase (in the case of a put option) a specified amount of a specified currency on or before the expiration date for a specified amount of another currency. The Fund may engage in transactions in options on currencies either on exchanges or over-the-counter markets. Currency options involve substantial currency risk, and may also involve credit, leverage or liquidity risk.

At December 31, 2024, the fair value of the currency options was $10,532,279.

4.	Federal Income Tax Information

During the year ended September 30, 2024, taxable gain differs from net increase in net assets resulting from operations primarily due to: (1) unrealized gain/(loss) from investment activities and foreign currency transactions, as investment gains and losses are not included in taxable income until they are realized; (2) deferred wash sales losses and loss deferrals on unsettled short positions; (3) net deferral of qualified late year losses; (4) deferred straddle losses; and (5) net operating losses.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. As of September 30, 2024, the Fund had $856,578,922 of capital loss carryovers available to offset possible future capital gains. Under federal tax law, capital loss realized after October 31, 2023 and certain ordinary losses realized after December 31, 2023 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended September 30, 2024, the Fund incurred and elected to defer qualified late-year ordinary loss of $92,418,284.

As of September 30, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income:	$—
Undistributed long-term capital gains:	—
Accumulated realized capital and other losses:	(948,997,206)
Net unrealized appreciation/depreciation:	4,125,013,336
Other temporary differences:	(43,518,864)

Total	$3,132,497,266

As of December 31, 2024, the aggregate unrealized appreciation/depreciation and the aggregate cost of investment securities for tax purposes, including purchased options were as follows:

Excess of value over tax cost gross appreciation	$3,987,677,662
Excess of tax cost over value gross depreciation	(188,057,364)

Net unrealized appreciation	$3,799,620,298

5.	Subsequent Events

The Fund has determined that no material events or transactions occurred subsequent to December 31, 2024 that would require recognition or disclosure in the Fund’s “Schedule of Investments.”